Goodwill	12 Months Ended
Mar. 31, 2022
Intangible Assets Abstract [Abstract]
Goodwill	Goodwill
As at March 31, 2021, the goodwill balance was $971,939 and increased to $2,104,368 as at March 31, 2022 due to an increase of $293,664 arising from the Vend acquisition, $300,516 from the NuORDER acquisition and $543,160 from the Ecwid acquisition, and an exchange difference of $4,911.
Impairment analysis
The Company completed its annual impairment test of goodwill as of December 31, 2021 using a fair value less costs of disposal model. There were no indicators of impairment between December 31, 2021, the date on which the Company completed its annual impairment test of goodwill, and March 31, 2022. Tests performed on the Segment, as defined in note 3, demonstrated no impairment of goodwill for the years ended March 31, 2022 and 2021.
The following key assumptions were used to determine recoverable amount for the impairment test performed during the year ended March 31, 2022:

	Pre-Tax Discount Rate	Terminal Value Multiple	Revenue Growth Rate

Assumptions	30%	8	32%
Fair value is based on a discounted cash flow model involving several key assumptions that were used in the test for goodwill impairment. Adjusted EBITDA was determined as a valuation basis, measuring a five-year projection based on actual year-end amounts and management’s best estimates. A terminal value was calculated based on revenues, with a weighted average cost of capital reflecting the current market assessment being used. The costs to sell were assumed to be
2.5% of the fair value amount. The carrying value of the Segment was compared with the fair value less cost of sale to test for impairment.
No reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill.
The Company reassessed its key assumptions as at March 31, 2022. The Terminal Value Multiple would have been reduced from 8 to 5 which would not result in a change to the conclusion that there is no impairment of goodwill.